Investment Income - Summary of Investment Income From Financial Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment income [line items]
Investment income	€ 7,035	€ 7,338	€ 7,788
Investment income related to general account [member]
Disclosure of detailed information about investment income [line items]
Investment income	5,268	5,394	5,737
Investment income related to general account [member] | Derivatives [member]
Disclosure of detailed information about investment income [line items]
Investment income	72	31	(139)
Investment income related to general account [member] | Available-for-sale financial assets [member]
Disclosure of detailed information about investment income [line items]
Investment income	3,180	3,467	4,007
Investment income related to general account [member] | Loans [member]
Disclosure of detailed information about investment income [line items]
Investment income	1,704	1,686	1,752
Investment income related to general account [member] | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about investment income [line items]
Investment income	212	148	80
Shares [member]
Disclosure of detailed information about investment income [line items]
Investment income	1,124	1,164	1,180
Debt securities [member]
Disclosure of detailed information about investment income [line items]
Investment income	3,899	4,248	4,838
Loans [member]
Disclosure of detailed information about investment income [line items]
Investment income	1,704	1,686	1,752
Real estate [member]
Disclosure of detailed information about investment income [line items]
Investment income	129	121	129
Real estate [member] | Investment income related to general account [member]
Disclosure of detailed information about investment income [line items]
Investment income	82	71	69
Other [member]
Disclosure of detailed information about investment income [line items]
Investment income	181	119	(111)
Other [member] | Investment income related to general account [member]
Disclosure of detailed information about investment income [line items]
Investment income	€ 18	€ (10)	€ (32)